DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Components of long-term debt (including related parties)

(in thousands of $)	2018	2017

Total long-term and short-term debt	2,565,359	2,410,847
Less: current portion of long-term debt and short-term debt	(730,257)	(1,384,933)
Long-term debt	1,835,102	1,025,914

Future repayments of outstanding debt (including related parties)
The outstanding debt as of December 31, 2018 is repayable as follows:

Year ending December 31	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
2019	85,225	646,959	732,184
2020	163,383	82,260	245,643
2021	21,716	82,260	103,976
2022	375,377	82,260	457,637
2023	21,716	82,260	103,976
2024 and thereafter	65,151	873,629	938,780
Total	732,568	1,849,628	2,582,196
Deferred finance charges	(14,494)	(2,343)	(16,837)
Total	718,074	1,847,285	2,565,359

(1) These amounts relate to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as variable interest entities (see note 5).

Components of debt
At December 31, 2018 and 2017, our debt was as follows:

(in thousands of $)	2018	2017	Maturity date
Golar Arctic facility	58,300	65,600	2019
Golar Viking facility	46,875	52,083	2020
2017 Convertible bonds	353,661	340,173	2022
Margin Loan	100,000	119,125	2020
FLNG Hilli facility	—	525,000	2018
Hilli shareholder loans:
- Keppel loan	—	44,066	2027
- B&V loan	—	5,000	2027
$1.125 billion facility:
- Golar Bear facility	86,200	96,975	2024/2026*
- Golar Frost facility	87,532	98,474	2024/2026*
Subtotal (excluding lessor VIE loans)	732,568	1,346,496
ICBCL VIE loans:
- Golar Glacier facility	154,226	161,876	2018/2024**
- Golar Snow facility	154,566	162,566	2018/2025**
- Golar Kelvin facility	182,540	182,540	**
- Golar Ice facility	117,888	134,954	**
CMBL VIE loan:
- Golar Tundra facility	121,741	198,613	2026**
CCBFL VIE loan:
- Golar Seal facility	123,524	143,849	2026**
COSCO VIE loan:
- Golar Crystal facility	97,163	104,006	2027**
CSSC VIE loan:
- Hilli facility	897,980	—	2028**
Total debt (gross)	2,582,196	2,434,900
Deferred finance charges	(16,837)	(24,053)
Total debt	2,565,359	2,410,847

* The commercial loan tranche matures earlier of the two dates, with the remaining balance maturing at the latter date. However, in the event that the commercial tranche is not refinanced within five years, the lenders have the option to demand repayment. In October 2018, the maturity of the commercial tranche, and consequently the option to the lenders, was extended by five years, to 2024.
** This represents the total loan facilities drawn down by subsidiaries of ICBCL, CMBL, CCBFL, COSCO and CSSC, which we consider to be VIEs. See note 5.

Schedule of tranches
The facility is divided into three tranches, with the following general terms:

Tranche	Proportion of facility	Term of loan from date of drawdown	Repayment terms
K-Sure	40%	12 years	Six-monthly installments
KEXIM	40%	12 years	Six-monthly installments
Commercial	20%	5 years	Six-monthly installments, unpaid balance to be refinanced after 5 years